Offerings - Offering: 1	Jun. 08, 2026 USD ($) Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value 0.01 euros per share, reserved for issuance under the 2012 Stock Option Plan
Amount Registered	5,237,573
Proposed Maximum Offering Price per Unit	63.98
Maximum Aggregate Offering Price	$ 335,099,920.54
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 46,277.3
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional ordinary shares of the Registrant (“Ordinary Shares”) that become issuable under the Elastic N.V. Amended and Restated 2012 Stock Option Plan (the “2012 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding ordinary shares.Reflects an automatic increase to the number of Ordinary Shares reserved for issuance for future awards under the 2012 Plan, which annual increase is provided for in the 2012 Plan.
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $63.98 per share, which is the average of the high and low prices of the Ordinary Shares, as reported on the New York Stock Exchange on June 5, 2026.
The Registrant does not have any fee offsets.